Income Tax (Details Textual) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Income Tax (Textual)
Percentage of tax rate	0.00%	25.00%	25.00%
Description of operating loss carryforward		The China EIT Law also provides that an enterprise established under the laws of foreign countries or regions but whose "de facto management body" is located in the PRC be treated as a resident enterprise for PRC tax purpose and consequently be subject to the PRC income tax at the rate of 25% for its worldwide income. The Implementing Rules of the China EIT Law merely defines the location of the "de facto management body" as "the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located." On April 22, 2009, the PRC State Administration of Taxation further issued a notice entitled "Notice regarding Recognizing Offshore-Established Enterprises Controlled by PRC Shareholders as Resident Enterprises Based on Their place of Effective Management." Under this notice, a foreign company controlled by a PRC company or a group of PRC companies shall be deemed as a PRC resident enterprise, if (i) the senior management and the core management departments in charge of its daily operations mainly function in the PRC; (ii) its financial decisions and human resource decisions are subject to decisions or approvals of persons or institutions in the PRC; (iii) its major assets, accounting books, company sales, minutes and files of board meetings and shareholders' meetings are located or kept in the PRC; and (iv) more than half of the directors or senior management personnel with voting rights reside in the PRC. Based on a review of surrounding facts and circumstances, the Company believe that there is an uncertain tax position as to whether its operations outside of the PRC will be considered a resident enterprise for PRC tax purposes due to limited guidance and implementation history of the China EIT Law. Should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC tax on worldwide income at a uniform tax rate of 25%.
Cumulative net operating loss carry-forward	$ 149,019	$ 2,858,009	$ 1,098,086
Valuation allowance		$ 640,504	$ 257,984
Hong Kong [Member]
Income Tax (Textual)
Percentage of tax rate	16.50%	16.50%	16.50%
United Kingdom [Member]
Income Tax (Textual)
Percentage of tax rate		19.00%
Australia [Member]
Income Tax (Textual)
Percentage of tax rate		27.50%
PRC [Member]
Income Tax (Textual)
Percentage of tax rate	25.00%	25.00%	25.00%
Description of income tax law		On March 16, 2007, the National People's Congress passed the Enterprise Income Tax Law ("the China EIT Law"), which was effective as of January 1, 2008.
Description of operating loss carryforward		AGM Beijing, AGM Shenzhen and AGM Nanjing are incorporated in the PRC and subject to 25% China statutory tax rate. AGM Beijing and AGM Shenzhen incurred net loss for the period from inception (April 27, 2015) to December 31, 2015; AGM Beijing, AGM Shenzhen and AGM Nanjing incurred net loss for the year ended December 31, 2016; and AGM Beijing and AGM Shenzhen incurred net loss for the year ended December 31, 2017. Companies incorporated in the PRC are allowed to offset their future tax taxable income with taxable operating losses carried forward in a 5-year period.